Consolidated Statements of Equity and Temporary Equity (Unaudited) - USD ($)	Total	Common Stock Class P Common Stock [Member]	Common Stock Class A Common Stock [Member]	Common Stock Class T Common Stock [Member]	Common Stock Class W Common Stock [Member]	Common Stock Class Y Common Stock [Member]	Common Stock Class Z Common Stock [Member]	Additional Paid-in Capital	Distributions	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Strategic Storage Trust VI, Inc. Equity (Deficit)	Noncontrolling Interests Noncontrolling Interest in our Operating Partnership	Series C Subordinated Units Noncontrolling Interest in our Operating Partnership	Redeemable Common Stock [Member]	Series B Convertible Preferred Stock [Member]	Series D Preferred Units in our Operating Partnership	Series E Redeemable Preferred Stock	Preferred Equity In Our Operating Partnership	Preferred Stock [Member]
Beginning Balance at Dec. 31, 2022	$ 113,061,270	$ 10,842	$ 1,767	$ 3,016	$ 248			$ 134,820,961	$ (7,793,929)	$ (16,727,700)	$ (61,416)	$ 110,253,789	$ 2,807,481		$ 2,873,848
Beginning Balance (in shares) at Dec. 31, 2022		10,841,745	1,766,539	3,015,798	248,369
Gross proceeds from issuance of common stock	38,121,725		$ 1,180	$ 1,812	$ 419	$ 383	$ 37	38,117,894				38,121,725
Gross proceeds from issuance of common stock (in shares)			1,180,172	1,812,471	418,085	382,653	36,559
Offering costs	(5,002,709)							(5,002,709)				(5,002,709)
Reimbursement Of Offering Cost By Advisor	39,346							39,346				39,346
Changes to redeemable common stock	(4,391,918)							(4,391,918)				(4,391,918)			4,391,918
Redemption of common stock	(46)	$ (38)	$ (5)	$ (3)								(46)			(537,784)
Redemption of common stock (in shares)		(38,344)	(4,990)	(3,400)
Distributions	(10,796,554)		$ 331	$ 370	$ 7				(10,796,554)			(10,796,554)
Distributions to noncontrolling interests	(341,025)												(341,025)
Distributions to preferred unitholders in our Operating Partnership	8,350,000																		$ (271,250)
Distributions to preferred stockholders																				$ (8,350,000)
Issuance of shares for distribution reinvestment plan (DRP)	4,391,918	$ 296	$ 56	$ 95	$ 14	$ 0	$ 0	4,391,457				4,391,918
Issuance of shares for distribution reinvestment plan (DRP) (in shares)		297,043	55,423	95,325	13,899	3	0
Issuance of restricted stock	11		$ 11									11
Issuance of restricted stock (in shares)			11,250
Stock based compensation expense	25,814							25,814				25,814
Distribution of common stock								6,585,871		(6,586,579)
Distribution of common stock (in shares)			331,386	369,549	7,300
Gross proceeds from issuance of preferred equity in our Operating Partnership																			15,000,000
Preferred equity issuance costs																			(189,920)	(1,400,277)
Accretion of preferred equity issuance costs																			189,920
Redemption of preferred equity in our Operating Partnership																			(15,000,000)
Gross proceeds from issuance of Series B Convertible Preferred Equity																				150,000,000
Issuance of Series C Subordinated Units	3,197,083													$ 3,197,083
Net loss attributable to Strategic Storage Trust VI, Inc.	(40,780,514)									(40,780,514)		(40,780,514)							$ 271,250	8,350,000
Net loss attributable to the noncontrolling interests in our Operating Partnership	(968,721)												(968,721)
Interest rate hedge contracts	644,792										618,009	618,009	26,783
Foreign currency translation adjustment	57,174										62,765	62,765	(5,591)
Foreign currency hedge contract	(174,712)										(170,173)	(170,173)	(4,539)
Series D Preferred equity issuance costs	4,387,423
Ending Balance at Dec. 31, 2023	97,082,934	$ 11,100	$ 3,340	$ 5,290	$ 688	$ 383	$ 37	174,586,716	(18,590,483)	(64,094,793)	449,185	92,371,463	1,514,388	3,197,083	6,727,982					148,599,723
Ending Balance (in shares) at Dec. 31, 2023		11,100,444	3,339,780	5,289,743	687,653	382,656	36,559
Gross proceeds from issuance of common stock	37,372,122					$ 3,604	$ 306	37,368,212				37,372,122
Gross proceeds from issuance of common stock (in shares)						3,604,009	306,593
Offering costs	(4,222,444)							(4,222,444)				(4,222,444)
Changes to redeemable common stock	(5,736,254)							(5,736,254)				(5,736,254)			5,736,254
Redemption of common stock	(212)	$ (114)	$ (51)	$ (44)	$ (3)							(212)			(2,184,464)
Redemption of common stock (in shares)		(114,606)	(50,700)	(43,783)	(2,688)
Distributions	(13,552,383)		$ 1						(13,552,383)			(13,552,383)
Distributions to noncontrolling interests	(341,024)												(341,024)
Distributions to preferred unitholders in our Operating Partnership	12,547,877
Distributions to preferred stockholders																				(12,547,877)
Issuance of shares for distribution reinvestment plan (DRP)	5,736,254	$ 294	$ 89	$ 128	$ 20	$ 63	$ 3	5,735,657				5,736,254
Issuance of shares for distribution reinvestment plan (DRP) (in shares)		294,260	89,157	127,929	19,796	63,244	3,241
Issuance of restricted stock	5		$ 5									5
Issuance of restricted stock (in shares)			5,000
Stock based compensation expense	38,094							38,094				38,094
Distribution of common stock								3,218		(3,219)
Distribution of common stock (in shares)			346
Issuance of Series C Subordinated Units	1,220,331													1,220,331
Net loss attributable to Strategic Storage Trust VI, Inc.	(47,294,251)									(47,294,251)		(47,294,251)								12,547,877
Net loss attributable to the noncontrolling interests in our Operating Partnership	(831,693)												(831,693)
Interest rate hedge contracts	(1,296,678)										(1,268,800)	(1,268,800)	(27,878)
Foreign currency translation adjustment	(4,808,321)										(4,696,574)	(4,696,574)	(111,747)
Foreign currency hedge contract	1,106,438										1,083,403	1,083,403	23,035
Series D Preferred equity issuance costs	3,634,282
Ending Balance at Dec. 31, 2024	64,472,918	$ 11,280	$ 3,384	$ 5,374	$ 705	$ 4,050	$ 346	207,773,199	(32,142,866)	(111,392,263)	(4,432,786)	59,830,423	225,081	4,417,414	10,279,772	$ 148,599,723				148,599,723
Ending Balance (in shares) at Dec. 31, 2024		11,280,098	3,383,583	5,373,889	704,761	4,049,909	346,393
Gross proceeds from issuance of common stock	7,245,070	$ 65				$ 628	$ 41	7,244,336				7,245,070
Gross proceeds from issuance of common stock (in shares)		64,865				627,757	41,250
Offering costs	(867,972)							(867,972)				(867,972)
Changes to redeemable common stock	(1,600,498)							(1,600,498)				(1,600,498)			1,600,498
Redemption of common stock	(48)	$ (35)	$ (8)	$ (5)								(48)			(174,331)
Redemption of common stock (in shares)		(34,616)	(7,883)	(5,355)
Distributions	(3,686,874)								(3,686,874)			(3,686,874)
Distributions to noncontrolling interests	(84,008)												(84,008)
Distributions to preferred unitholders in our Operating Partnership																(3,088,356)
Issuance of shares for distribution reinvestment plan (DRP)	1,600,498	$ 71	$ 21	$ 29	$ 5	$ 32	$ 2	1,600,338				1,600,498
Issuance of shares for distribution reinvestment plan (DRP) (in shares)		70,472	21,553	29,791	4,969	31,952	1,315
Stock based compensation expense	10,977							10,977				10,977
Issuance of Series C Subordinated Units	294,276													294,276
Net loss attributable to Strategic Storage Trust VI, Inc.	(10,176,307)									(10,176,307)		(10,176,307)				3,088,356
Net loss attributable to the noncontrolling interests in our Operating Partnership	(152,735)												(152,735)
Interest rate hedge contracts	(1,245,793)										(1,215,280)	(1,215,280)	(30,513)
Foreign currency translation adjustment	63,949										62,709	62,709	1,240
Foreign currency hedge contract	(155,256)										(151,458)	(151,458)	(3,798)
Ending Balance at Mar. 31, 2025	55,718,197	$ 11,381	$ 3,397	$ 5,398	$ 710	$ 4,710	$ 389	214,160,380	(35,829,740)	(121,568,570)	(5,736,815)	51,051,240	(44,733)	4,711,690	11,705,939	148,599,723
Ending Balance (in shares) at Mar. 31, 2025		11,380,819	3,397,253	5,398,325	709,730	4,709,618	388,958
Beginning Balance at Dec. 31, 2024	64,472,918	$ 11,280	$ 3,384	$ 5,374	$ 705	$ 4,050	$ 346	207,773,199	(32,142,866)	(111,392,263)	(4,432,786)	59,830,423	225,081	4,417,414	10,279,772	148,599,723				148,599,723
Beginning Balance (in shares) at Dec. 31, 2024		11,280,098	3,383,583	5,373,889	704,761	4,049,909	346,393
Distributions to preferred unitholders in our Operating Partnership	6,211,027
Issuance of shares for distribution reinvestment plan (DRP)	3,271,464
Net loss attributable to the noncontrolling interests in our Operating Partnership	(213,131)
Foreign currency hedge contract	(1,190,074)
Series D Preferred equity issuance costs	1,809,770
Ending Balance at Jun. 30, 2025	55,006,750	$ 11,439	$ 3,425	$ 5,416	$ 715	$ 5,358	$ 571	222,039,298	(39,658,319)	(127,679,168)	(4,552,685)	50,176,050	(159,716)	4,990,416	10,212,876	148,599,723
Ending Balance (in shares) at Jun. 30, 2025		11,439,366	3,424,865	5,415,942	714,861	5,358,472	571,194
Beginning Balance at Dec. 31, 2024	64,472,918	$ 11,280	$ 3,384	$ 5,374	$ 705	$ 4,050	$ 346	207,773,199	(32,142,866)	(111,392,263)	(4,432,786)	59,830,423	225,081	4,417,414	10,279,772	148,599,723				148,599,723
Beginning Balance (in shares) at Dec. 31, 2024		11,280,098	3,383,583	5,373,889	704,761	4,049,909	346,393
Gross proceeds from issuance of common stock	15,367,193	$ 65				$ 1,259	$ 222	15,365,647				15,367,193
Gross proceeds from issuance of common stock (in shares)		64,865				1,259,169	222,050
Offering costs	(2,123,787)							(2,123,787)				(2,123,787)
Adjustment to offering costs (See Note 2)	949,281							949,281				949,281
Changes to redeemable common stock	(6,666,207)							(6,666,207)				(6,666,207)			6,666,207
Redemption of common stock	(444)	$ (168)	$ (223)	$ (47)	$ (6)							(444)			(3,882,755)
Redemption of common stock (in shares)		(168,078)	(223,000)	(46,983)	(5,797)
Distributions	(15,356,069)								(15,356,069)			(15,356,069)
Distributions to noncontrolling interests	(340,944)												(340,944)
Distributions to preferred unitholders in our Operating Partnership	12,525,000
Distributions to preferred stockholders																	$ (531,833)			(12,525,000)
Issuance of shares for distribution reinvestment plan (DRP)	6,666,207	$ 280	$ 87	$ 119	$ 21	$ 151	$ 9	6,665,540				6,666,207
Issuance of shares for distribution reinvestment plan (DRP) (in shares)		280,409	86,679	119,292	21,103	150,868	8,269
Issuance of restricted stock	5		$ 5									5
Issuance of restricted stock (in shares)			5,000
Stock based compensation expense	43,700							43,700				43,700
Distribution of common stock								3,219		(3,219)
Distribution of common stock (in shares)			346
Issuance of Series C Subordinated Units	659,151													659,151			35,000,000
Net loss attributable to Strategic Storage Trust VI, Inc.	(36,567,755)									(36,567,755)		(36,567,755)					531,833			12,525,000
Net loss attributable to the noncontrolling interests in our Operating Partnership	(488,872)												(488,872)
Interest rate hedge contracts	(1,214,733)										(1,189,298)	(1,189,298)	(25,435)
Foreign currency translation adjustment	2,240,708										2,194,698	2,194,698	46,010
Foreign currency hedge contract	(1,362,363)										(1,334,863)	(1,334,863)	(27,500)
Series D Preferred equity issuance costs	2,508,610																(373,312)
Ending Balance at Dec. 31, 2025	26,277,989	$ 11,457	$ 3,253	$ 5,446	$ 720	$ 5,460	$ 577	222,010,592	(47,498,935)	(147,963,237)	(4,762,249)	21,813,084	(611,660)	5,076,565	13,063,224	148,599,723	34,626,688			148,599,723
Ending Balance (in shares) at Dec. 31, 2025		11,457,294	3,252,608	5,446,198	720,067	5,459,946	576,712
Beginning Balance at Mar. 31, 2025	55,718,197	$ 11,381	$ 3,397	$ 5,398	$ 710	$ 4,710	$ 389	214,160,380	(35,829,740)	(121,568,570)	(5,736,815)	51,051,240	(44,733)	4,711,690	11,705,939	148,599,723
Beginning Balance (in shares) at Mar. 31, 2025		11,380,819	3,397,253	5,398,325	709,730	4,709,618	388,958
Gross proceeds from issuance of common stock	7,925,122					$ 612	$ 181	7,924,329				7,925,122
Gross proceeds from issuance of common stock (in shares)						611,712	180,800
Offering costs	(1,008,722)							(1,008,722)				(1,008,722)
Adjustment to offering costs (See Note 2)	949,281							949,281				949,281
Changes to redeemable common stock	(1,670,966)							(1,670,966)				(1,670,966)			1,670,966
Redemption of common stock	(25)	$ (13)		$ (12)								(25)			(3,164,029)
Redemption of common stock (in shares)		(12,636)		(12,321)
Distributions	(3,828,579)								(3,828,579)			(3,828,579)
Distributions to noncontrolling interests	(85,022)												(85,022)
Distributions to preferred unitholders in our Operating Partnership	3,122,671															(3,122,671)
Issuance of shares for distribution reinvestment plan (DRP)	1,670,966	$ 71	$ 23	$ 30	$ 5	$ 36	$ 1	1,670,800				1,670,966
Issuance of shares for distribution reinvestment plan (DRP) (in shares)		71,183	22,266	29,938	5,131	37,142	1,436
Issuance of restricted stock	5		$ 5									5
Issuance of restricted stock (in shares)			5,000
Stock based compensation expense	10,977							10,977				10,977
Distribution of common stock								3,219		(3,219)
Distribution of common stock (in shares)			346
Issuance of Series C Subordinated Units	278,726													278,726
Net loss attributable to Strategic Storage Trust VI, Inc.	(6,107,379)									(6,107,379)		(6,107,379)				3,122,671
Net loss attributable to the noncontrolling interests in our Operating Partnership	(60,396)												(60,396)
Interest rate hedge contracts	(162,469)										(163,668)	(163,668)	1,199
Foreign currency translation adjustment	2,411,852										2,362,372	2,362,372	49,480
Foreign currency hedge contract	(1,034,818)										(1,014,574)	(1,014,574)	(20,244)
Ending Balance at Jun. 30, 2025	55,006,750	$ 11,439	$ 3,425	$ 5,416	$ 715	$ 5,358	$ 571	222,039,298	(39,658,319)	(127,679,168)	(4,552,685)	50,176,050	(159,716)	4,990,416	10,212,876	148,599,723
Ending Balance (in shares) at Jun. 30, 2025		11,439,366	3,424,865	5,415,942	714,861	5,358,472	571,194
Beginning Balance at Dec. 31, 2025	26,277,989	$ 11,457	$ 3,253	$ 5,446	$ 720	$ 5,460	$ 577	222,010,592	(47,498,935)	(147,963,237)	(4,762,249)	21,813,084	(611,660)	5,076,565	13,063,224	148,599,723	34,626,688			148,599,723
Beginning Balance (in shares) at Dec. 31, 2025		11,457,294	3,252,608	5,446,198	720,067	5,459,946	576,712
Changes to redeemable common stock	(1,653,126)							(1,653,126)				(1,653,126)			1,653,126
Redemption of common stock	(20)	$ (17)				$ (3)						(20)			(94,980)
Redemption of common stock (in shares)		(17,127)				(3,200)
Distributions	(3,857,152)								(3,857,152)			(3,857,152)
Distributions to noncontrolling interests	(84,088)												(84,088)
Distributions to preferred unitholders in our Operating Partnership																(3,088,356)
Distributions to Series D preferred unitholders																	(525,000)
Issuance of shares for distribution reinvestment plan (DRP)	1,653,126	$ 66	$ 21	$ 29	$ 6	$ 40	$ 3	1,652,961				1,653,126
Issuance of shares for distribution reinvestment plan (DRP) (in shares)		66,156	21,118	29,238	5,558	40,507	2,735
Stock based compensation expense	10,873							10,873				10,873
Net loss attributable to Strategic Storage Trust VI, Inc.	(12,076,380)									(12,076,380)		(12,076,380)				3,088,356	525,000
Net loss attributable to the noncontrolling interests in our Operating Partnership	(172,568)												(172,568)
Interest rate hedge contracts	814,329										798,061	798,061	16,268
Foreign currency translation adjustment	(674,141)										(660,701)	(660,701)	(13,440)
Ending Balance at Mar. 31, 2026	10,238,842	$ 11,506	$ 3,274	$ 5,475	$ 726	$ 5,497	$ 580	222,021,300	(51,356,087)	(160,039,617)	(4,624,889)	6,027,765	(865,488)	5,076,565	14,621,370	148,599,723	34,626,688
Ending Balance (in shares) at Mar. 31, 2026		11,506,323	3,273,726	5,475,436	725,625	5,497,253	579,447
Beginning Balance at Dec. 31, 2025	26,277,989	$ 11,457	$ 3,253	$ 5,446	$ 720	$ 5,460	$ 577	222,010,592	(47,498,935)	(147,963,237)	(4,762,249)	21,813,084	(611,660)	5,076,565	13,063,224	148,599,723	34,626,688			$ 148,599,723
Beginning Balance (in shares) at Dec. 31, 2025		11,457,294	3,252,608	5,446,198	720,067	5,459,946	576,712
Distributions to preferred unitholders in our Operating Partnership	6,222,605
Issuance of shares for distribution reinvestment plan (DRP)	3,337,776
Net loss attributable to the noncontrolling interests in our Operating Partnership	(360,591)
Series D Preferred equity issuance costs	326,444
Ending Balance at Jun. 30, 2026	(7,183,341)	$ 11,568	$ 3,301	$ 5,502	$ 729	$ 5,539	$ 582	222,033,936	(55,285,593)	(172,984,833)	(4,906,458)	(11,115,727)	(1,144,179)	5,076,565	16,231,026	148,599,723	34,626,688	$ 361,586
Ending Balance (in shares) at Jun. 30, 2026		11,568,240	3,300,779	5,502,213	729,194	5,538,526	582,287
Beginning Balance at Mar. 31, 2026	10,238,842	$ 11,506	$ 3,274	$ 5,475	$ 726	$ 5,497	$ 580	222,021,300	(51,356,087)	(160,039,617)	(4,624,889)	6,027,765	(865,488)	5,076,565	14,621,370	148,599,723	34,626,688
Beginning Balance (in shares) at Mar. 31, 2026		11,506,323	3,273,726	5,475,436	725,625	5,497,253	579,447
Changes to redeemable common stock	(1,684,650)							(1,684,650)				(1,684,650)			1,684,650
Issuance of Series E Preferred Stock																		977,000
Series E Preferred equity issuance costs																		(615,414)
Redemption of common stock	(10)	$ (5)		$ (3)	$ (2)							(10)			(74,994)
Redemption of common stock (in shares)		(5,405)		(2,688)	(2,151)
Distributions	(3,929,506)								(3,929,506)			(3,929,506)
Distributions to noncontrolling interests	(85,023)												(85,023)
Distributions to preferred unitholders in our Operating Partnership	3,134,249															(3,122,671)		(11,578)
Distributions to Series D preferred unitholders																	(530,833)
Issuance of shares for distribution reinvestment plan (DRP)	1,684,650	$ 67	$ 22	$ 30	$ 5	$ 42	$ 2	1,684,482				1,684,650
Issuance of shares for distribution reinvestment plan (DRP) (in shares)		67,322	21,845	29,465	5,720	41,273	2,840
Issuance of restricted stock	5		$ 5									5
Issuance of restricted stock (in shares)			5,000
Stock based compensation expense	10,873							10,873				10,873
Distribution of common stock								1,931		(1,931)
Distribution of common stock (in shares)			208
Net loss attributable to Strategic Storage Trust VI, Inc.	(12,943,285)									(12,943,285)		(12,943,285)				3,122,671	530,833	11,578
Net loss attributable to the noncontrolling interests in our Operating Partnership	(188,023)												(188,023)
Interest rate hedge contracts	491,713										481,948	481,948	9,765
Foreign currency translation adjustment	(778,927)										(763,517)	(763,517)	(15,410)
Ending Balance at Jun. 30, 2026	$ (7,183,341)	$ 11,568	$ 3,301	$ 5,502	$ 729	$ 5,539	$ 582	$ 222,033,936	$ (55,285,593)	$ (172,984,833)	$ (4,906,458)	$ (11,115,727)	$ (1,144,179)	$ 5,076,565	$ 16,231,026	$ 148,599,723	$ 34,626,688	$ 361,586
Ending Balance (in shares) at Jun. 30, 2026		11,568,240	3,300,779	5,502,213	729,194	5,538,526	582,287